BNY Mellon Concentrated International ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2%
Australia — 2.6%
CSL Ltd.	37,150	4,693,225
Canada — 4.1%
Alimentation Couche-Tard, Inc.	145,510	7,570,175
Denmark — 5.6%
Coloplast AS, Cl. B	71,280	6,064,120
Novo Nordisk AS, Cl. B	71,721	4,206,829
		10,270,949
Finland — 3.5%
Kone OYJ, Cl. B	89,245	6,412,802
France — 14.8%
Air Liquide SA	36,187	6,774,741
L’Oreal SA	14,617	6,705,284
LVMH Moet Hennessy Louis Vuitton SE	9,517	6,169,586
TotalEnergies SE	104,783	7,595,131
		27,244,742
Germany — 9.3%
adidas AG	21,000	3,712,706
Merck KGaA	46,521	6,923,309
SAP SE	32,120	6,493,827
		17,129,842
Hong Kong — 5.6%
AIA Group Ltd.	896,914	10,373,162
Ireland — 2.8%
Experian PLC	135,703	5,121,288
Japan — 11.3%
Daikin Industries Ltd.	28,000	3,362,497
Hoya Corp.	42,000	7,020,806
Keyence Corp.	13,400	4,886,896
Shin-Etsu Chemical Co. Ltd.	167,300	5,544,596
		20,814,795
Netherlands — 8.4%
ASML Holding NV	7,339	10,574,883
Universal Music Group NV	200,005	4,902,746
		15,477,629
Singapore — 3.4%
CapitaLand Ascendas REIT	2,800,000	6,273,092
Spain — 4.6%
Amadeus IT Group SA	124,585	8,361,489
Switzerland — 13.4%
Alcon AG	55,900	4,513,651
Roche Holding AG	17,944	8,140,432
SGS SA	55,227	6,629,669
Sika AG	28,200	5,409,818
		24,693,570
Taiwan — 5.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,352	10,363,717

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
United Kingdom — 4.2%
Compass Group PLC	258,340	7,731,005
Total Equity Securities - Common Stocks (cost $173,087,436)		182,531,482

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(a) (cost $1,086,295)	3.65	1,086,295	1,086,295
Total Investments (cost $174,173,731)		99.8%	183,617,777
Cash and Receivables (Net)		.2%	383,026
Net Assets		100.0%	184,000,803

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Concentrated International ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	182,531,482	—	—	182,531,482
Investment Companies	1,086,295	—	—	1,086,295
	183,617,777	—	—	183,617,777

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

At January 31, 2026, accumulated net unrealized appreciation on investments was $9,444,046, consisting of $22,775,372 gross unrealized appreciation and $13,331,326 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.